MASTER TRUST - Schedule of Notice Period (Details) - Master Trust - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value	$ 3,975,172,643	$ 3,521,057,282
Separate account funds | Minimum
EBP, Master Trust [Line Items]
Redemption Notice Period	0 days	0 days
Separate account funds | Maximum
EBP, Master Trust [Line Items]
Redemption Notice Period	30 days	30 days
Lifecycle commingled pools
EBP, Master Trust [Line Items]
Redemption Notice Period	15 days	15 days
Common/collective trusts | Minimum
EBP, Master Trust [Line Items]
Redemption Notice Period	0 days	0 days
Common/collective trusts | Maximum
EBP, Master Trust [Line Items]
Redemption Notice Period	90 days	90 days
NAV
EBP, Master Trust [Line Items]
Investments, at fair value	$ 3,528,322,511	$ 3,130,041,064
NAV | Separate account funds
EBP, Master Trust [Line Items]
Investments, at fair value	934,868,683	859,269,258
NAV | Lifecycle commingled pools
EBP, Master Trust [Line Items]
Investments, at fair value	1,359,492,485	1,195,472,632
NAV | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,233,961,343	$ 1,075,299,174